AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF
ADVISORSHARES RANGER EQUITY BEAR ETF (NYSE Arca Ticker: HDGE)
INVESTMENT OBJECTIVE
The AdvisorShares Ranger Equity Bear ETF (the “Fund”) seeks capital appreciation through short sales of domestically traded equity securities.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares Ranger Equity Bear ETF AdvisorShares Ranger Equity Bear ETF
MANAGEMENT FEES	1.50%
DISTRIBUTION (12b-1) FEES	none
TOTAL OTHER EXPENSES	1.30%
Short Interest Expense	1.15%
Remaining Expenses	0.15%
ACQUIRED FUND FEES AND EXPENSES	0.10%	[1]
TOTAL ANNUAL OPERATING EXPENSES	2.90%
[1]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of the exchange-traded funds in which it invests.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF | USD ($)	293	898	1,528	3,223

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 419% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Ranger Alternative Management, L.P. (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by short selling a portfolio of liquid mid- and large-cap U.S. exchange-traded equity securities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and other exchange-traded products (collectively with ETFs and ETNs, “ETPs”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in short positions in equity securities. The Sub-Advisor implements a bottom-up, fundamental, research driven security selection process that seeks to identify securities with low earnings quality or aggressive accounting that may tend to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition to these issues, the Sub-Advisor seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward earnings outlook. In addition to extensive quantitative analysis, careful consideration is given to qualitative analysis. The assessment of the management team, accounting practices, corporate governance and the company’s competitive advantage are all key items. Once these quantitative and qualitative characteristics are thoroughly analyzed, the Sub-Advisor then determines if there is sufficient return to the stock price to warrant an investment. Once a position is included in the Fund’s portfolio, it is subject to regular fundamental and technical risk management review. This continual review process seeks to identify problem positions early and enhances performance by removing them before they become significant issues for the portfolio.

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Exchange-Traded Note Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular reference asset or benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market ( e.g ., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying referenced market. ETNs also may be subject to commodities market risk and credit risk.

Exchange-Traded Product Risk. The Fund may invest in (or short) certain ETPs. Through its positions in ETPs, the Fund is subject to the risks associated the ETPs’ investments, or reference assets/benchmark components in the case of ETNs, including the possibility that the value of the securities or instruments held by or linked to an ETP could decrease (or increase in the case of short positions). An ETP’s lack of liquidity can result in its value being more volatile than the underlying portfolio investment or reference assets/benchmark components. In addition, certain ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Fixed Income Securities Risk. The Fund may be exposed to fixed income risk through its short positions in ETPs that primarily invest in, or have exposure to, fixed income securities. The value of an ETP’s portfolio of fixed income securities, or an ETN’s reference assets/benchmark components, will change in response to interest rate changes and other factors, such as the perception of the issuers’ creditworthiness. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Large-Capitalization Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap stocks is less than for other types of investments -- small-cap stocks, for instance -- the Fund’s performance could be reduced.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Return

The Fund’s year-to-date total return as of September 30, 2015 was -0.26%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	13.20%	2Q/2012
Lowest Return	-17.56%	1Q/2012

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2014
Average Annual Total Returns - - AdvisorShares Ranger Equity Bear ETF		Label	1 Year	Since Inception	Inception Date
AdvisorShares Ranger Equity Bear ETF		Return Before Taxes Based on NAV	(10.18%)	(17.99%)	Jan. 26, 2011
AdvisorShares Ranger Equity Bear ETF | After Taxes on Distributions	[1]	Return After Taxes on Distributions	(10.18%)	(17.99%)	Jan. 26, 2011
AdvisorShares Ranger Equity Bear ETF | After Taxes on Distributions and Sales	[1]	Return After Taxes on Distributions and Sale of Fund Shares	(5.76%)	(12.66%)	Jan. 26, 2011
S&P 500 Index		S&P 500 Index (Reflects no deduction for fees, expenses, or taxes)	13.69%	14.93%	Jan. 26, 2011
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.